Other reserves (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of reserves within equity [abstract]
Other reserves

	As at 30.06.21	As at 31.12.20
	£m	£m
Currency translation reserve	2,184	2,736
Fair value through other comprehensive income reserve	(68)	244
Cash flow hedging reserve	358	1,181
Own credit reserve	(1,001)	(954)
Other reserves	(24)	(24)
Total	1,449	3,183